Segment and geographic area data	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment and geographic area data
Segment and geographic area data

Reportable segments
Our financial reporting structure is comprised of two reportable segments: Analog and Embedded Processing. These reportable segments represent groups of similar products that are combined on the basis of similar design and development requirements, product characteristics, manufacturing processes and distribution channels. A summary of each reportable segment follows:

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Analog – Analog semiconductors change real-world signals – such as sound, temperature, pressure or images - by conditioning them, amplifying them and often converting them to a stream of digital data that can be processed by other semiconductors, such as embedded processors. Analog semiconductors are also used to manage power in every electronic device, whether plugged into a wall or running off a battery. Analog includes the following major product lines: HVAL, Power, HPA and SVA.

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Embedded Processing – Embedded Processing products are the “brains” of many electronic devices. Compared with general purpose microprocessors that perform many different tasks, embedded processors are designed to handle specific tasks and can be optimized for various combinations of performance, power and cost, depending on the application. The devices vary from simple, low-cost products used in electric toothbrushes to highly specialized, complex devices used in wireless basestation communications infrastructure equipment. Embedded Processing includes the following major product lines: Processors, Microcontrollers and Connectivity.

Other
Other includes other operating segments that neither meet the quantitative thresholds for individually reportable segments nor are they aggregated with other operating segments. These operating segments primarily include our smaller product lines, such as DLP® products, primarily used in projectors to create high-definition images; certain custom semiconductors known as application-specific integrated circuits (ASICs); and calculators. Additionally, Other includes royalties received for our patented technology that we license to other electronics companies and revenue from transitional supply agreements related to acquisitions and divestitures. We also include revenue and associated costs from our legacy wireless products, which were part of our former Wireless segment. The Wireless segment was eliminated effective January 1, 2013. To conform to this revised reporting structure, we filed a Form 8-K on May 3, 2013, to recast prior period segment information presented in our Form 10-K for the year ended December 31, 2012.

We also include in Other restructuring charges and certain acquisition-related charges, as these charges are not used in evaluating the results of or in allocating resources to our segments. Acquisition-related charges include certain fair-value adjustments, restructuring charges, transaction expenses, acquisition-related retention bonuses and amortization of intangible assets. Other also includes certain corporate-level items, such as litigation expenses, environmental costs and insurance proceeds. Except for these items, we allocate all of our expenses associated with corporate activities to our operating segments based on specific methodologies, such as percentage of operating expenses or headcount.

We use centralized manufacturing and support organizations, such as facilities, procurement and logistics, to provide products and support to our operating segments. Costs incurred by these organizations, including depreciation, are charged to the segments on a per-unit basis. Consequently, depreciation expense is not an independently identifiable component within the segments’ results and, therefore, is not provided. The assets and liabilities associated with our centralized operations are carried in Other.

With the exception of goodwill, we do not identify or allocate assets by operating segment, nor does the chief operating decision maker evaluate operating segments using discrete asset information. There was no significant intersegment revenue. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

Segment information

	Analog	Embedded Processing	Other	Total
Revenue
2013	$7,194	$2,450	$2,561	$12,205
2012	6,998	2,257	3,570	12,825
2011	6,375	2,381	4,979	13,735
Operating profit
2013	$1,859	$185	$788	$2,832
2012	1,650	158	165	1,973
2011	1,693	387	912	2,992

Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia (a)	Europe	Japan	Rest of World	Total
Revenue
2013	$1,666	$7,370	$1,926	$1,072	$171	$12,205
2012	1,596	7,808	1,861	1,357	203	12,825
2011	1,468	8,619	1,822	1,462	364	13,735

Property, plant and equipment, net
2013	$1,765	$1,277	$196	$144	$17	$3,399
2012	1,931	1,547	241	174	19	3,912
2011	2,159	1,739	276	228	26	4,428

(a)	Revenue from products shipped into China, including Hong Kong, was $5.2 billion in 2013, $5.4 billion in 2012 and $5.8 billion in 2011.

Major customer
No customer accounts for 10 percent or more of 2013 or 2012 revenue. Sales to the Nokia group of companies, including sales to indirect contract manufacturers, accounted for 13 percent of our 2011 revenue. Revenue from sales to Nokia is reflected primarily in Other.